Average Annual Total Returns - Great-West Bond Index Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	L OneYear	L FiveYears	L TenYears	L SinceInception	L InceptionDate	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	L Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	7.52%	4.28%		3.66%	May 01, 2015	7.51%	4.44%		3.77%	7.17%	3.92%	3.39%		7.51%	4.44%	3.84%		6.97%	3.68%		2.93%	Jul. 29, 2011	7.51%	4.44%		3.67%